Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000116044 [Member] | Broadcom Inc 0 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000116044 [Member] | Eli Lilly And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116044 [Member] | AbbVie Inc 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116044 [Member] | Williams Cos Inc 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000116044 [Member] | Merck And Co Inc 0 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116044 [Member] | Procter And Gamble Co 1 01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116044 [Member] | Mondelez International Inc Class A 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116044 [Member] | Travelers Cos Inc 1 05 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116044 [Member] | PepsiCo Inc 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116044 [Member] | Microsoft Corp 0 83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000116044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000116044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116044 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000116044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000116044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000116044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116044 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000116045 [Member] | Broadcom Inc 0 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000116045 [Member] | Eli Lilly And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116045 [Member] | AbbVie Inc 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116045 [Member] | Williams Cos Inc 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000116045 [Member] | Merck And Co Inc 0 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116045 [Member] | Procter And Gamble Co 1 01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116045 [Member] | Mondelez International Inc Class A 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116045 [Member] | Travelers Cos Inc 1 05 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116045 [Member] | PepsiCo Inc 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116045 [Member] | Microsoft Corp 0 83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000116045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000116045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116045 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000116045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000116045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000116045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116045 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000116046 [Member] | Broadcom Inc 0 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000116046 [Member] | Eli Lilly And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116046 [Member] | AbbVie Inc 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000116046 [Member] | Williams Cos Inc 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000116046 [Member] | Merck And Co Inc 0 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116046 [Member] | Procter And Gamble Co 1 01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116046 [Member] | Mondelez International Inc Class A 0 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116046 [Member] | Travelers Cos Inc 1 05 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116046 [Member] | PepsiCo Inc 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116046 [Member] | Microsoft Corp 0 83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000116046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000116046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116046 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000116046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000116046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000116046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116046 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000116046 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116046 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%